Investments in Affiliated Companies - Additional Information (Detail) $ in Millions, ₨ in Billions			12 Months Ended
		Jul. 07, 2014 JPY (¥) shares	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Jun. 23, 2016 JPY (¥)	Jun. 23, 2016 USD ($)	May 31, 2016 ¥ / $ ¥ / ₨	Jul. 07, 2014 INR (₨)	Oct. 31, 2012	Nov. 30, 2011 JPY (¥)	May 31, 2011 JPY (¥)	Mar. 25, 2009 JPY (¥)	Mar. 31, 2008	Feb. 28, 2008 JPY (¥)
Investments in and Advances to Affiliates [Line Items]
Investments in and advances to affiliates, total			¥ 164,855,000,000	¥ 187,209,000,000
Investments in and advances to affiliates, related market value			245,613,000,000	368,000,000,000
Equity method investment, other than temporary, and an impairment loss after tax			0	0	¥ 51,279,000,000
Discount rate used for weighted average cost of capital					12.60%
Share of undistributed earnings of affiliated companies included in consolidated retained earnings			97,372,000,000	90,631,000,000	¥ 100,976,000,000
Equity method investment, difference between carrying values and underlying equity			271,175,000,000	273,416,000,000
After additional issue of voting preferred stocks
Investments in and Advances to Affiliates [Line Items]
Percentage of NTT's voting rights										12.00%
Before additional issue of voting preferred stocks
Investments in and Advances to Affiliates [Line Items]
Percentage of NTT's voting rights										20.00%
Philippine Long Distance Telephone Company
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage															7.00%
Equity method investment, aggregate cost											¥ 19,519,000,000				¥ 98,943,000,000
Equity method investment, ownership percentage											20.00%			21.00%	13.00%
Percentage of foreign ownership interests limit										40.00%
Investments in and advances to affiliates, total			145,847,000,000	168,968,000,000
Investments in and advances to affiliates, related market value			¥ 214,138,000,000	¥ 340,268,000,000
Tata Teleservices Limited
Investments in and Advances to Affiliates [Line Items]
Equity method investment, acquired ownership percentage													26.00%
Equity method investment, aggregate cost									₨ 72.5			¥ 14,424,000,000	¥ 252,321,000,000
Equity method investment, ownership percentage			26.50%									26.50%
Equity method investment, other than temporary impairment charge					¥ 51,244,000,000
Number of shares held by NTT Docomo | shares		1,248,974,378
Percentage of interest of NTT Docomo in TTSL		26.50%							26.50%
Shares as a percentage of acquisition price		50.00%							50.00%
Equity method investment of subsidiary, under agreement, right to require shares be acquired, amount	[1]	¥ 120,400,000,000
Right exercisable date			May 30, 2014
Right exercised date			Jul. 07, 2014
Tata Teleservices Limited | Subsequent Event | India, Rupees
Investments in and Advances to Affiliates [Line Items]
Foreign currency exchange rate | ¥ / ₨								1.66
Tata Sons Limited | Subsequent Event
Investments in and Advances to Affiliates [Line Items]
Amount of award that NTT DOCOMO is entitled to receive for damages by the breach of the shareholders agreement						¥ 130,000,000,000	$ 1,172
Tata Sons Limited | Subsequent Event | United States of America, Dollars
Investments in and Advances to Affiliates [Line Items]
Foreign currency exchange rate | ¥ / $								110.94

[1]	1 rupee = ¥1.66 as of May 31, 2016